Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 2,727	$ 2,718	$ 5,424	$ 5,433	$ 4,425
Patents | Weighted Average
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life			4 years 3 months 29 days
Customer Relationships | Weighted Average
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life			11 years 8 months 19 days
Trademarks and Other Intangible Assets | Weighted Average
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life			7 years 15 days